Selling General and Administrative (Tables)	12 Months Ended
Dec. 31, 2018
Selling, General and Administrative [abstract]
Schedule of Selling, General and Administrative Expenses

	Years ended December 31,
	2018	2017
Selling, general and administrative	$21,088	$19,320
Workers' participation	1,400	1,750
	22,488	21,070
Share-based payments	3,701	3,841
	$26,189	$24,911